(ICON)

Prudential
Real Estate
Securities Fund

SEMI
ANNUAL
REPORT
Sept. 30, 1998

(LOGO)

Prudential Real Estate Securities Fund

Performance At A Glance.
From inception (May 5, 1998) through September 30, 1998, the Prudential Real Estate Securities Fund trailed the average real estate fund tracked by Lipper Analytical Services primarily because of our emphasis on hotel real estate investment trusts (REITs). Hotel REITs are more exposed to a falling market than other types of real estate securities because they don't have long-term leases. Since REITs are often small companies, the flight from smaller stocks in general in the third quarter, and concerns about REITs in particular, dragged the group down.

Cumulative Total Returns1                       As of
9/30/98
                                  Since
                                Inception2
Class A                          -22.67%
Class B                          -22.86
Class C                          -22.86
Class Z                          -22.54
Lipper Real Estate Fund Avg.3    -14.48

Past performance is not indicative of future results.
Principal
and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund Management and Lipper
Analytical
Services. The cumulative total returns do not take into account sales charges. Since the Fund has been in existence less than one year, no average annual total returns are presented. The Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge
(CDSC)
of 5%, 4%, 3%, 2%, 1% and 1% for six years for Class B shares.
Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares have a 1% CDSC for one year and, beginning November 2, 1998, are sold with a front-end sales charge of 1% and a CDSC for 18 months.
Class Z shares are not subject to a sales charge or distribution fee.

2Inception dates: Class A, B, C, and Z, 5/5/98.

3Lipper returns are for all funds in each share class for the since inception period in the Lipper Real Estate Fund category.

How Investments Compared.
  (As of 9/30/98)
      (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year.
But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Robert McConnaughey, Fund Manager                (PHOTO)

Portfolio
Manager's Report
The Prudential Real Estate Securities Fund provides an opportunity for high current income and long-term growth of capital by investing primarily in equity securities of real estate companies. We use a value-oriented investment style:
we seek companies that have the potential for high risk-adjusted return on investment capital. Investing in real estate poses certain risks related to overall and specific economic conditions, as well as risks related to an individual property, credit risk and interest rate fluctuations. There can be no assurance that the Fund will achieve its investment objective.

Poised to
Outperform.
Recent threats to earnings posed by a poor economy have caused the real estate sector to perform more poorly than can be justified.
However, attractive buying opportunities are presenting themselves, positioning real estate securities to again outperform the broader equity markets.

Strategy Session.
Capitalizing on
Untapped Value.
Since the REIT industry is in its infancy, many investment firms have made little or no dedicated and well-organized effort to track the industry while it has been evolving rapidly. In addition, many investors are reluctant to buy real estate stocks because of their unfamiliarity, the relatively small number of potential purchasers, and memories of the real estate downturn of the 1980s. As a result, we feel there are many cases where prices do not reflect the true underlying value of the stocks. These pricing inefficiencies were accentuated by the broad stock market flight to more familiar and stable stocks.

As value investors, we actively seek out inefficiencies in the
REIT market and look for the companies that may be most difficult for investors to understand. Our goal is to understand the risk in those complicated stories. We model worst-case scenarios -- such as a deep recession and a continued credit crunch -- and identify potential pitfalls, particularly in relation to debt refinancing and capital needs. We've re-examined our portfolio and are confident of our current strategy, despite the short-term turbulence in the markets.

Our analysis and research have told us that the best values in the real estate market probably lie at the highest end of the risk spectrum, especially hotels. Hotels are trading at what we think are incredibly low prices in relation to their earnings.

    Portfolio Composition
Sectors expressed as a percentage of
   net assets as of 9/30/98.

   Hotel REIT                  23.3%
   Office Ind. REIT            18.9
   Shopping Center/Malls       12.6
   Apartment REIT              10.3
   Miscellaneous REIT           9.4
   Self-Storage REIT            7.7
   Health Care REIT             5.9
   Short-term/Cash              4.8
   Real Estate Development      3.3
   Other REITs                  2.8
   Multi/Single-Family Homes    1.0

   Source: Prudential

What Went Not So Well.

Our Strong Emphasis on Hotel REITs.
Last spring, REITs underperformed in reaction to several threats.
For instance, there were concerns about rising supply in the face of a slowing economy. There were fears that REITs were overpaying for acquisitions and issuing too much new equity.
However, by the end of April, we felt these issues were already fully discounted in REIT prices. Unfortunately, in the third quarter, the global economic crisis threatened our economy's growth, roiling the equity markets in general and the REITs, particularly the hotel companies, were sold off further.

Hotels, particularly, are vulnerable to a slowing economy because they don't have long-term leases, as apartment buildings and shopping malls do, and depend on day-to-day decisions by their customers. Since our Fund is overweighted in hotels, it suffered significantly during the highly volatile summer months
(Patriot American Hospitality, down 48% and Prime Hospitality, down 66%). Even though it appeared that the stock prices already reflected a slowing economy and possible recession early in the financial markets' meltdown, investors' indiscriminate flight to quality drove prices further down.

And What Went Well.

Added To Our Holdings At Bargain Prices.
Since our key holdings were down to bargain levels in the third quarter, we bought more of those holdings because we believe they are well-managed companies and can easily weather such market turbulence. In our view, companies -- such as Vornado
Realty and Trizec Hahn -- that are savvy, have easy access to cash, and have sophisticated underwriting capabilitieswill find some excellent acquisition opportunities.

One area we purposely avoided during our reporting period was mortgage REITs, which invest most of their assets in real estate mortgages and derive their income primarily from interest payments.

We felt that these companies had too much debt and did not represent a healthy risk/return opportunity. As it turns out, we were right -- the largest mortgage REIT in the nation declared bankruptcy in early October and the industry was decimated.

Five Largest Holdings.
9.7%   Vornado Realty Trust
7.4%   Starwood Hotels
       and Resorts
6.9%   Public Storage, Inc.
5.4%   Apartment Investment &
       Mgmt. Co.
5.0%   Equity Residential
       Properties Trust

Expressed as a percentage of net assets as of 9/30/98.

Looking Ahead.

REITs Should Become Less Volatile, Less Cyclical.
We believe that technical pressures on REITs will subside in the intermediate term. They are massively undervalued compared to the private market value of the underlying real estate, bonds, the S&P 500, and utilities. We anticipate that investors seeking current cash flow and income will eventually flock to the group. And as they become more familiar with REITs and as more information is made available to the public markets, we expect REITs to become a less volatile, less cyclical industry.

An Interview with Portfolio Manager Robert McConnaughey.

Q. What characterizes your style as a value manager?

A. We look for companies that appear to be undervalued relative to their future growth potential. Investment decisions are made using an economic value added (EVA) analysis, which measures the efficiency of a company's use of capital. We further analyze each security for strong fundamentals, high- quality management and a low ratio of price to funds from operations.
Sector and geographic considerations also are applied. We believe the best-managed companies with the best access to capital and the best-positioned portfolios will find opportunity in the current market. That is largely why we thought the third quarter's market volatility presented opportunities for us to add to our existing holdings. In addition, we focus on total return (both income and capital appreciation) as opposed to yield alone. While our security selection process is driven by valuations, we are careful to maintain sector and geographic diversity. Equity Residential, for example, operates apartment buildings in more than 30 states.

Q. What attracted you to Prudential?

A. I was attracted by the firm's tremendous research and investment expertise in the real estate area. In addition to five other professionals in our immediate group, we have at our disposal 10 research professionals and hundreds of Prudential people actually managing real estate investments.

Q. How important is all this coverage?

A. Fundamentally, REITs are different from other stock market groups. They are younger, with new capital structures and new strategies being introduced all the time. To take advantage of the opportunities this dynamic market presents, we need to be able to tap real estate expertise as well as capital markets expertise. Many of our competitors bring only one or the other to the table -- not both. Prudential has both. I believe Prudential has unsurpassed resources to gather and analyze data about what's happening on the property level, with corporate tenants' credit and in the broader capital markets.

Q. Is the worst over for REITs?

A. We believe so. While companies may still have to take some austerity measures, we strongly believe that such events are already reflected in the price of their stock. For example, we have already seen Prime Hospitality replace its chairman and
CEO in late September. This was followed by the resignation of its president in mid-October. Furthermore, given the number of loans Patriot American Hospitality has coming due in the near term, it may have to sell some properties at lower-than-expected prices. Perhaps it will have to issue equity at lower prices or possibly cut its dividends to please its lenders.

    We think that all these events have already been anticipated, and are reflected in the low current prices of REIT stocks. Once the companies take the necessary steps and reassure investors that they can continue as operating companies, their stocks should trade at more reasonable valuations and prices may double from current levels.

President's Letter                              November 9,
1998
(PHOTO)

                 Guarding Against Uncertainty.

Dear Shareholder:

As we enter the final months of the year, the news from the financial markets is decidedly mixed. After setting record highs earlier, stocks, as measured by the Dow Jones
Industrial
Average, experienced a series of steep sell-offs in late summer.
The market rebounded in early fall, helped by two interest rate cuts by the Federal Reserve.

During this uncertainty there was also good news to report. Bonds appreciated as investors fled troubled Asian and other emerging markets for the safe haven of U.S. debt securities
--
especially Treasuries. The U.S. economy remains strong, with steady growth and low inflation.

Guarding against uncertainty in the current market environment can be challenging. That's why it is important to manage your expectations and diversify your portfolio.

Keep A Good Perspective.
Experienced mutual fund investors understand that financial markets will always rise and fall -- that's what markets do.
Although past
performance may not be indicative of future results, stocks and bonds have, over time, consistently produced attractive returns that have kept ahead of inflation. In fact, investors who remained focused on the long term and did not sell during the recent market volatility were rewarded. Stock prices, as measured by the Standard
& Poor's 500 Index, have rebounded nearly 25% since their August
Lows -- setting a new record high on November 23, 1998.

Diversify. Diversify. Diversify.
Because asset classes seldom move in lockstep, owning a mix of stock, bond, and money market mutual funds can help lessen the effects of a market downturn over time. In fact, a well-diversified portfolio may retain or perhaps even gain in value during times of uncertainty.

We're Here To Help.
How diversified is your portfolio? Your Prudential professional will be glad to review your current allocations. He or she will recommend adjustments based upon your goals, market conditions, risk tolerance, and potential investment opportunities.

Thank you for your confidence in Prudential mutual funds.
We'll
continue to do our part in keeping you informed.

Sincerely,

Brian M. Storms
President

Portfolio of Investments as
of September 30, 1998
(Unaudited)                      PRUDENTIAL REAL ESTATE
SECURITIES FUND
------------------------------------------------------------
------------------------------------------------------------

Shares          Description                   Value (Note 1)
      ------------------------------------------------------
-----
LONG-TERM INVESTMENTS--95.2%
COMMON STOCKS
      ------------------------------------------------------
-----
Apartments--10.3%
      163,900   Apartment Investment & Management
                  Co. (Class 'A' Stock)              $
6,187,225
      136,000   Equity Residential Properties
                  Trust
5,737,500
                                                     -------
------

11,924,725
------------------------------------------------------------
Health Care--5.9%
      158,300   Eldertrust
2,315,137
      126,200   LTC Properties, Inc.
2,200,613
      136,200   Meditrust Corp.
2,323,912
                                                     -------
------

6,839,662
------------------------------------------------------------
Hotels--23.3%
       68,900   Bristol Hotels & Resorts, Inc.(a)
305,744
       67,093   Felcor Lodging Trust, Inc.
1,631,199
      164,600   Host Marriott Corp.
2,088,362
       72,150   Meristar Hospitality Corp.
1,231,059
       14,125   Meristar Hotels & Resorts, Inc.(a)
38,844
      361,600   Patriot American Hospitality, Inc.
4,610,400
      623,300   Prime Hospitality Corp.
4,363,100
      281,500   Starwood Hotels & Resorts
8,585,750
       87,200   Sun International Hotels Ltd.
                  (Bahamas)(a)
3,308,150
       87,000   Sunstone Hotel Investors, Inc.
788,437
                                                     -------
------

26,951,045
------------------------------------------------------------
Manufactured Homes--1.4%
      107,400   Asset Investors Corp.
1,597,575
------------------------------------------------------------
Mixed Use & Miscellaneous--9.4%
       16,800   Alexander's, Inc.(a)
1,289,400
      209,700   Catellus Development Corp.(a)
2,726,100
      221,600   Commercial Assets, Inc.              $
1,232,650
      540,000   Excel Legacy Corp.(a)
1,569,375
       67,800   SFX Entertainment, Inc.
                  (Class 'A' Stock)(a)
2,110,275
       74,900   U.S. Restaurant Properties, Inc.
1,905,269
                                                     -------
------

10,833,069
------------------------------------------------------------
Multi-Family--1.0%
      122,500   Wellsford Real Properties, Inc.(a)
1,140,781
------------------------------------------------------------
Office Industrial--18.9%
      155,800   Alexandria Real Estate Equities
4,226,075
      105,400   Duke Reality Investments, Inc.
2,443,962
      158,700   Equity Office Properties Trust
3,888,150
       80,000   Mack California Reality Corp.
2,400,000
      170,500   Reckson Associates Reality Corp.
4,006,750
       61,216   Reckson Services Industries,
                  Inc.(a)
143,475
      253,500   Trizec Hahn, Corp.
4,753,125
                                                     -------
------

21,861,537
------------------------------------------------------------
Real Estate-Development--3.3%
       50,000   Fortress Investment Corp.(a)
900,000
      187,400   Intrawest Corp.
2,869,563
                                                     -------
------

3,769,563
------------------------------------------------------------
Regional Malls--1.4%
      109,800   Philips International Reality
                  Corp.
1,681,313
------------------------------------------------------------
Self Storage--7.7%
       46,800   PS Business Parks, Inc.
959,400
      295,900   Public Storage, Inc.
7,933,819
                                                     -------
------

8,893,219

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

PRUDENTIAL REAL ESTATE SECURITIES FUND
Portfolio of Investments as of September 30, 1998
(Unaudited)
------------------------------------------------------------

Shares      Description                     Value (Note 1)
    --------------------------------------------------------
---
Shopping Centers--12.6%
       86,900   Kimco Realty Corp.                   $
3,302,200
      339,600   Vornado Realty Trust
11,249,250
                                                     -------
------

14,551,450
                                                     -------
------
                Total long-term investments
                  (cost $135,865,166)
110,043,939
                                                     -------
------
  Principal
   Amount
    (000)
SHORT-TERM INVESTMENT--2.5%
      ------------------------------------------------------
------
Repurchase Agreement
       $2,898   Joint Repurchase Agreement
                  Account,
                  5.52%, 10/1/98 (Note 5)
                  (cost $2,898,000)
2,898,000
------------------------------------------------------------
Total Investments--97.7%
                (cost $138,763,166; Note 4)
112,941,939
                Other assets in excess of
                  liabilities--2.3%
2,702,786
                                                     -------
------
                Net Assets--100%                     $
115,644,725
                                                     -------
------
                                                     -------
------

---------------
(a) Non-income producing security.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Statement of Assets and Liabilities
(Unaudited)                           PRUDENTIAL REAL ESTATE
SECURITIES FUND
------------------------------------------------------------
--------------------

Assets
September 30, 1998
Investments, at value (cost
$138,763,166)...............................................
 ................         $112,941,939
Cash........................................................
 ............................................
320
Receivable for investments
sold........................................................
 .................            2,134,207
Receivable for Fund shares
sold........................................................
 .................              687,679
Dividends and interest
receivable..................................................
 .....................              235,255
Deferred expenses and other
assets......................................................
 ................              214,917

------------------
   Total
assets......................................................
 ...................................          116,214,317

------------------
Liabilities
Payable for Fund shares
reacquired..................................................
 ....................              348,722
Accrued expenses and other
liabilities.................................................
 .................               78,600
Distribution fee
payable.....................................................
 ...........................               72,417
Management fee
payable.....................................................
 .............................               69,853

------------------
   Total
liabilities.................................................
 ...................................              569,592

------------------
Net
Assets......................................................
 ........................................
$115,644,725

------------------

------------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .......         $     15,035
   Paid-in capital in excess of
par.........................................................
 ............          151,912,470

------------------

151,927,505
   Undistributed net investment
income......................................................
 ............            1,093,409
   Accumulated net realized loss on
investments.................................................
 ........          (11,554,962)
   Net unrealized depreciation on
investments.................................................
 ..........          (25,821,227)

------------------
Net assets, September 30,
1998........................................................
 ..................         $115,644,725

------------------

------------------
Class A:
   Net asset value and redemption price per share
      ($30,157,778 / 3,915,632 shares of beneficial interest
issued and outstanding)....................
$7.70
   Maximum sales charge (5% of offering
price)......................................................
 ....                  .41

------------------
   Maximum offering price to
public......................................................
 ...............                 $8.11

------------------

------------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($69,536,879 / 9,045,566 shares of beneficial interest
issued and outstanding)....................
$7.69

------------------

------------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($12,954,112 / 1,685,383 shares of beneficial interest
issued and outstanding)....................
$7.69

------------------

------------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($2,995,956 / 388,472 shares of beneficial interest
issued and outstanding).......................
$7.71

------------------

------------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

PRUDENTIAL REAL ESTATE SECURITIES FUND
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 May 5,
1998(a)
                                                    Through
Net Investment Income                          September 30,
1998
Income
   Dividends (net of foreign withholding
      taxes of $7,597)......................      $
2,550,984
   Interest.................................
163,988
                                               -------------
-----
      Total income..........................
2,714,972
                                               -------------
-----
Expenses
   Management fee...........................
422,062
   Distribution fee--Class A................
38,290
   Distribution fee--Class B................
330,982
   Distribution fee--Class C................
65,122
   Registration fees........................
76,000
   Transfer agent's fees and expenses.......
55,000
   Custodian's fees and expenses............
42,000
   Reports to shareholders..................
17,000
   Legal fees and expenses..................
13,000
   Audit fee and expenses...................
11,000
   Amortization of deferred organization
      expense...............................
10,000
   Trustees' fees...........................
7,000
   Miscellaneous............................
2,316
                                               -------------
-----
      Total expenses........................
1,089,772
                                               -------------
-----
Net investment income.......................
1,625,200
                                               -------------
-----
Realized and Unrealized
Gain on Investments
Net realized gain on:
   Investment transactions..................
(11,554,855)
   Foreign currency transactions............
(107)
                                               -------------
-----

(11,554,962)
                                               -------------
-----
Net change in unrealized depreciation on
   investments..............................
(25,821,227)
                                               -------------
-----
Net loss on investments.....................
(37,376,189)
                                               -------------
-----
Net Decrease in Net Assets
Resulting from Operations...................
$(35,750,989)
                                               -------------
-----
                                               -------------
-----

(a) Commencement of investment operations.


PRUDENTIAL REAL ESTATE SECURITIES FUND
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                              May 5, 1998(a)
Increase in                                      Through
Net Assets                                  September 30,
1998
Operations
   Net investment income..................     $  1,625,200
   Net realized loss on investments.......      (11,554,962)
   Net change in unrealized depreciation
      of investments......................      (25,821,227)
                                            ----------------
--
   Net decrease in net assets resulting
      from operations.....................      (35,750,989)
                                            ----------------
--
   Dividends from net investment income
      (Note 1)
      Class A.............................         (177,722)
      Class B.............................         (281,173)
      Class C.............................          (55,294)
      Class Z.............................          (17,602)
                                            ----------------
--
                                                   (531,791)
                                            ----------------
--
Fund share transactions (net of share
   conversions) (Note 6)
   Proceeds from shares sold..............      172,141,413
   Net asset value of shares issued in
      reinvestment of dividends...........          456,880
   Cost of shares reacquired..............      (20,770,788)
                                            ----------------
--
   Net increase in net assets from Fund
      share transactions..................      151,827,505
                                            ----------------
--
Total increase............................      115,544,725
Net Assets
Beginning of period.......................          100,000
                                            ----------------
--
End of period(b)..........................     $115,644,725
                                            ----------------
--
                                            ----------------
--
---------------
(a) Commencement of investment operations.
(b) Includes undistributed net investment
   income of..............................     $  1,093,409
                                            ----------------
--

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Notes to Financial Statements
(Unaudited)                       PRUDENTIAL REAL ESTATE
SECURITIES FUND
------------------------------------------------------------
--------------------
Prudential Real Estate Securities Fund (the 'Fund') is
registered under the
Investment Company Act of 1940 as a nondiversified, open-
end, management
investment company. The Fund was established as a Delaware
business trust on
October 24, 1997. The Fund issued 2,500 shares each of Class
A, Class B, Class C
and Class Z beneficial interest on February 18, 1998 to
Prudential Investments
Fund Management LLC ('PIFM'). Investment operations
commenced on May 5, 1998.
The investment objective of the Fund is high current income
and long-term growth
of capital. It seeks to achieve this objective by investing
primarily in equity
securities of real estate companies. The ability of the
issuers of the debt
securities held by the Fund to meet their obligations may be affected by
economic developments in a specific industry or country.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Securities Valuation: Investments in securities traded on a national securities exchange (or reported on the Nasdaq National Market) are
valued at the last sale
price on such exchange on the day of valuation or, if there
was no sale on such
day, the mean between the last bid and asked prices quoted
on such day.
Convertible debt securities that are actively traded in the
over-the-counter
market, including listed securities for which the primary
market is believed to
be over-the-counter, are valued at the mean between the most recently quoted bid
and asked prices provided by principal market makers. Other
securities are
valued at the mean between the most recently quoted bid and
asked prices.
Securities which are otherwise not readily marketable or
securities for which
market quotations are not readily available are valued in
good faith at fair
value in accordance with procedures adopted by the Fund's
Board of Trustees.
Short-term securities which mature in more than 60 days are
valued based upon
current market quotations. Short-term securities which
mature in 60 days or less
are valued at amortized cost which approximates market
value.
In connection with transactions in repurchase agreements, it is the Fund's
policy that its custodian or designated subcustodians under
triparty repurchase
agreements, as the case may be, take possession of the
underlying collateral
securities, the value of which exceeds the principal amount
of the repurchase
transaction, including accrued interest. If the seller
defaults and the value of
the collateral declines or if bankruptcy proceedings are
commenced with respect
to the seller of the security, realization of the collateral by the Fund may be
delayed or limited.
Foreign Currency Translation: The books and records of the
Fund are maintained
in U.S. dollars. Foreign currency amounts are translated
into U.S. dollars on
the following basis:
(i) market value of investment securities, other assets and
liabilities--at the
current rates of exchange;
(ii) purchases and sales of investment securities, income
and expenses--at the
rates of exchange prevailing on the respective dates of such transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates
and market values at the close of the period, the Fund does
not isolate that
portion of the results of operations arising as a result of
changes in the
foreign exchange rates from the fluctuations arising from
changes in the market
prices of the securities held at period end. Similarly, the
Fund does not
isolate the effect of changes in foreign exchange rates from the fluctuations
arising from changes in the market prices of long-term debt
securities sold
during the period. Accordingly, such realized foreign
currency gains and losses
are included in the reported net realized gains/losses on
investment
transactions.
Net realized losses on foreign currency transactions
represents net foreign
exchange gains and losses from sales and maturities of short-
term securities and
forward currency contracts, holding of foreign currencies,
currency gains or
losses realized between the trade and settlement dates on
securities
transactions, and the difference between the amounts of
interest and foreign
taxes recorded on the Fund's books and the U.S. dollar
equivalent amounts
actually received or paid. Net currency gains and losses
from valuing foreign
currency denominated assets (excluding investments) and
liabilities at period
end exchange rates are reflected as a component of net
unrealized
appreciation/depreciation on investments and foreign
currencies.
Foreign security and currency transactions may involve
certain considerations
and risks not typically associated with those of U.S.
companies as a result of,
among other factors, the possibility of political or
economic instability and
the level of governmental supervision and regulation of
foreign securities
markets.
Securities Transactions and Investment Income: Securities
transactions are
recorded on the trade date. Realized gains and losses on
sales of investments
are calculated on the identified cost basis. Dividend income is recorded on the
ex-dividend date; interest income is recorded on the accrual basis. Expenses are
recorded on the accrual basis which may require the use of
certain estimates by
management.
------------------------------------------------------------
--------------------
Notes to Financial Statements
(Unaudited)                      PRUDENTIAL REAL ESTATE
SECURITIES FUND
------------------------------------------------------------
--------------------
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
of the Fund based
upon the relative proportion of net assets of each class at
the beginning of the
day.
Income Taxes: It is the Fund's policy to meet the
requirements of the Internal
Revenue Code applicable to regulated investment companies
and to distribute all
of its taxable net income to its shareholders. Therefore, no federal income tax
provision is required.
Withholding taxes on foreign dividends have been provided
for in accordance with
the Fund's understanding of the applicable country's tax
rates.
Dividends and Distributions: The Fund expects to pay
dividends out of net
investment income quarterly and make distributions at least
annually of any net
capital gains. Dividends and distributions are recorded on
the ex-dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles. These differences are primarily due to differing treatment of
distributions from Real Estate Investment Trusts.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with PIFM. Pursuant to
this agreement, PIFM
has responsibility for all investment advisory services and
supervises the
subadviser's performance of such services. PIFM has entered
into a subadvisory
agreement with The Prudential Investment Corporation
('PIC'); PIC furnishes
investment advisory services in connection with the
management of the Fund. PIFM
pays for the cost of the subadviser's services, the
compensation of officers of
the Fund, occupancy and certain clerical and bookkeeping
costs of the Fund. The
Fund bears all other costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly at an annual
rate of .75 of 1% of the Fund's average daily net assets.
The Fund had a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acted as the distributor of the Class A,
Class B, Class C and
Class Z shares of the Fund through May 31, 1998. Prudential
Investment
Management Services LLC ('PIMS') became the distributor of
the Fund effective
June 1, 1998 and is serving the Fund under the same terms
and conditions as
under the arrangements with PSI. The Fund compensated PSI
and PIMS for
distributing and servicing the Fund's Class A, Class B and
Class C shares,
pursuant to plans of distribution (the 'Class A, B and C
Plans') regardless of
expenses actually incurred by them. The distribution fees
are accrued daily and
payable monthly. No distribution or service fees are paid to
PIMS as distributor
of the Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates
PIMS for
distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%,
of the average daily net assets of the Class A, B and C
shares, respectively.
Such expenses under the Plans were .25 of 1% of the average
daily net assets of
Class A shares and 1% of the average daily net assets of
both the Class B and C
shares for the period May 5, 1998 through September 30,
1998.
PSI and PIMS have advised the Fund that they received
approximately $1,299,000
in front-end sales charges resulting from sales of Class A
shares during the
period May 5, 1998 through September 30, 1998. From these
fees, PSI and PIMS
paid such sales charges to dealers, which in turn paid
commissions to
salespersons and incurred other distribution costs.
PSI and PIMS have advised the Fund that for the period May
5, 1998 through
September 30, 1998, they received approximately $38,500 and
$13,500 in
contingent deferred sales charges imposed upon certain
redemptions by Class B
and Class C shareholders, respectively.
PSI, PIFM, PIC and PIMS are indirect, wholly owned
subsidiaries of The
Prudential Insurance Company of America.
The Fund, along with other affiliated registered investment
companies (the
'Funds'), has a credit agreement (the 'Agreement') with an
unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Fund did not borrow any amounts pursuant to the Agreement
during the period
ended September 30, 1998. The Funds pay a commitment fee at
an annual rate of
 .055 of 1% on the unused portion of the credit facility. The commitment fee is
accrued and paid quarterly on a pro rata basis by the Funds.
The Agreement
expires on December 29, 1998.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the period May
5, 1998 through
September 30, 1998, the Fund incurred fees of approximately
$53,000 for the
services of PMFS. As of September 30, 1998, approximately
$10,700 of such fees
were due to PMFS. Transfer agent fees
------------------------------------------------------------
--------------------
                                       9

Notes to Financial Statements
(Unaudited)                      PRUDENTIAL REAL ESTATE
SECURITIES FUND
------------------------------------------------------------
--------------------
and expenses in the Statement of Operations include certain
out-of-pocket
expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than
short-term investments,
for the period May 5, 1998 through September 30, 1998 were
$227,362,125 and
$79,714,582, respectively.
The federal income tax basis of the Fund's investments at
September 30, 1998 was
$139,278,230 and, accordingly, net unrealized depreciation
for federal income
tax purposes was $26,336,291 (gross unrealized appreciation-
-$244,579; gross
unrealized depreciation--$26,580,870).
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Fund had a .39% undivided interest in the joint account. The undivided interest for the Fund represented
$2,898,000 in principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefor was as follows:
Warburg Dillon Read LLC, 5.52%, in the principal amount of $210,000,000, repurchase price $210,032,200, due 10/1/98. The value of the collateral including accrued interest was $214,255,819.
Bear, Stearns & Co., 5.58%, in the principal amount of $210,000,000, repurchase price $210,032,550, due 10/1/98 The value of the collateral including accrued interest was $214,893,617.
Credit Suisse First Boston Corp., 5.55%, in the principal amount of
$107,606,000, repurchase price $107,622,589, due 10/1/98.
The value of the
collateral including accrued interest was $111,084,883. Goldman Sachs & Co., Inc., 5.45%, in the principal amount of $210,000,000, repurchase price $210,031,792, due 10/1/98. The value of the collateral including accrued interest was $214,200,293.
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Prior to November 2, 1998, Class C shares were sold with a contingent deferred sales charge of 1% during the first year.
Effective November 2, 1998, Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized an unlimited number of shares of beneficial interest at
$.001 par value divided into four classes, designated Class A, Class B, Class C and Class Z.
Transactions in shares of beneficial interest were as follows:

Class A                               Shares          Amount
---------------------------------   -----------    ---------
----
May 5, 1998(a) through September
  30, 1998:
Shares sold......................     4,777,248    $
47,363,231
Shares issued in reinvestment of
  dividends......................        14,952
145,035
Shares reacquired................      (882,547)
(7,634,234)
                                    -----------    ---------
----
Net increase in shares
  outstanding before
  conversion.....................     3,909,653
39,874,032
Shares issued upon conversion
  and/or exchange from Class B...         3,479
24,861
                                    -----------    ---------
----
Net increase in shares
  outstanding....................     3,913,132    $
39,898,893
                                    -----------    ---------
----
                                    -----------    ---------
----
Class B
---------------------------------
May 5, 1998(a) through September
  30, 1998:
Shares sold......................    10,122,183    $
100,052,162
Shares issued in reinvestment of
  dividends......................        25,191
244,104
Shares reacquired................    (1,100,824)
(9,325,146)
                                    -----------    ---------
----
Net increase in shares
  outstanding before
  conversion.....................     9,046,550
90,971,120
Shares reacquired upon conversion
  and/or exchange into Class A...        (3,484)
(24,861)
                                    -----------    ---------
----
Net increase in shares
  outstanding....................     9,043,066    $
90,946,259
                                    -----------    ---------
----
                                    -----------    ---------
----

------------------------------------------------------------
--------------------
Notes to Financial Statements
(Unaudited)                      PRUDENTIAL REAL ESTATE
SECURITIES FUND
------------------------------------------------------------
--------------------

Class C                               Shares          Amount
---------------------------------   -----------    ---------
----
May 5, 1998(a) through September
  30, 1998:
Shares sold......................     1,983,418    $
19,728,537
Shares issued in reinvestment of
  dividends and distributions....         5,218
50,564
Shares reacquired................      (305,753)
(2,664,101)
                                    -----------    ---------
----
Net increase in shares
  outstanding....................     1,682,883    $
17,115,000
                                    -----------    ---------
----
                                    -----------    ---------
----
Class Z
---------------------------------
May 5, 1998(a) through September
  30, 1998:
Shares sold......................       515,768    $
4,997,483
Shares issued in reinvestment of
  dividends and distributions....         1,771
17,177
Shares reacquired................      (131,567)
(1,147,307)
                                    -----------    ---------
----
Net increase in shares
  outstanding....................       385,972    $
3,867,353
                                    -----------    ---------
----
                                    -----------    ---------
----

(a) Commencement of investment operations.
------------------------------------------------------------
Note 7. Dividends
On October 7, 1998 the Board of Trustees of the Fund declared the following dividends per share, payable on October 15, 1998 to shareholders of record on
October 12, 1998.

                                    Class      Class B
Class
                                      A         and C
Z
                                  ---------   ---------   --
-------
Ordinary Income.................    $ .08       $.066
$.085

------------------------------------------------------------
--------------------
                                       11

Financial Highlights (Unaudited)          PRUDENTIAL REAL
ESTATE SECURITIES FUND
------------------------------------------------------------
--------------------

Class A                   Class B                   Class C
                                                  ----------
-----------     ---------------------     ------------------
---
                                                     May 5,
1998(b)            May 5, 1998(b)            May 5, 1998(b)

Through                   Through                   Through

September 30,             September 30,
September 30,

1998                      1998                      1998
                                                  ----------
-----------     ---------------------     ------------------
---
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........           $
10.00                   $ 10.00                   $ 10.00
                                                          --
----                    ------                    ------
Income from investment operations
Net investment income.........................
 .13                       .10                       .10
Net realized and unrealized gain on investment
   transactions...............................
(2.39)                    (2.38)                    (2.38)
                                                          --
----                    ------                    ------
   Total from investment operations...........
(2.26)                    (2.28)                    (2.28)
                                                          --
----                    ------                    ------
Less distributions
Dividends from net investment income..........
(.04)                     (.03)                     (.03)
                                                          --
----                    ------                    ------
Net asset value, end of period................           $
7.70                   $  7.69                   $  7.69
                                                          --
----                    ------                    ------
                                                          --
----                    ------                    ------
TOTAL RETURN(a):..............................
(22.67)%                  (22.86)%                  (22.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$30,158                   $69,537                   $12,954
Average net assets (000)......................
$38,030                   $82,183                   $16,170
Ratios to average net assets:
   Expenses, including distribution fees......
1.41%(c)                  2.16%(c)                  2.16%(c)
   Expenses, excluding distribution fees......
1.16%(c)                  1.16%(c)                  1.16%(c)
   Net investment income......................
3.37%(c)                  2.65%(c)                  2.64%(c)
For Class A, B, C and Z shares:
Portfolio turnover............................
62%
                                                       Class
Z
                                                ------------
---------
                                                   May 5,
1998(b)

Through

September 30,
                                                        1998
                                                ------------
---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........         $
10.00
                                                        ----
--
Income from investment operations
Net investment income.........................
 .13
Net realized and unrealized gain on investment
   transactions...............................
(2.37)
                                                        ----
--
   Total from investment operations...........
(2.24)
                                                        ----
--
Less distributions
Dividends from net investment income..........
(.05)
                                                        ----
--
Net asset value, end of period................         $
7.71
                                                        ----
--
                                                        ----
--
TOTAL RETURN(a):..............................
(22.54)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............         $
2,996
Average net assets (000)......................         $
3,348
Ratios to average net assets:
   Expenses, including distribution fees......
1.16%(c)
   Expenses, excluding distribution fees......
1.16%(c)
   Net investment income......................
3.72%(c)
For Class A, B, C and Z shares:
Portfolio turnover............................

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods less than a
full year are not
    annualized.
(b) Commencement of investment operations.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Brian M. Storms
Louis A. Weil, III
Clay T. Whitehead

Officers
Brian M. Storms, President
Bernard Winograd, Vice President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852


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